UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549





                                    FORM 13F





                               FORM 13F COVER PAGE











Report for the Calendar Year or Quarter Ended:   December 31, 2012





Check here if Amendment [ ];       Amendment Number:





This Amendment (Check only one):   [ ] is a restatement.


                                   [ ] adds new holdings entries.








Institutional Investment Manager Filing this Report:





Name:    	Pure Financial Advisors, Inc.


Address:	3131 Camino del Rio N. Suite 1550
	    	San Diego, CA 92108







Form 13F File Number: 28- New Filer





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,


schedules, lists, and tables, are considered integral parts of this form.








Person Signing this Report on Behalf of Reporting Manager:





Name:   Benjamin S. Littman


Title:  Director of Trading


Phone:  619-814-4100








Signature, Place, and Date of Signing:





/s/

Benjamin S. Littman		San Diego, CA			March 13, 2013
----------------------------  -----------------------------  ----------------
---


        [Signature]                 [City, State]                   [Date]








Report Type (Check only one):





[X]      13F HOLDINGS REPORT.(Check here if all holdings of this


         reporting manager are reported in this report.)





[ ]      13F NOTICE. (Check here if no holdings reported in this report, and all


         holdings are reported by other reporting manager(s).)





[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE





Report Summary:











Number of Other Included Managers:   0





Form 13F Information Table Entry Total: 47





Form 13F Information Table Value Total: $153,865


                                        (thousands)








List of Other Included Managers: None








Provide a numbered list of the  name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed,


other than the manager filing this report.





[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE









                                                                VALUE    SHARES/ SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER             TITLE OF CLASS         CUSIP       (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------


ISHARES TR                   BARCLYS TIPS BD        464287 17 6 66161    544942SH         SOLE        0         0     0   544942
VANGUARD INDEX FDS           REIT ETF               922908 55 3 14379    218531SH         SOLE        0         0     0   218531
SPDR SERIES TRUST            DB INT GVT ETF         78464A 49 0 13286    209094SH         SOLE        0         0     0   209094
SPDR INDEX SHS FDS           GLB NAT RESRCE         78463X 54 1  8672    168188SH         SOLE        0         0     0   168188
ISHARES TR                   CORE TOTUSBD ETF       464287 22 6  5221     47002SH         SOLE        0         0     0    47002
VANGUARD INTL EQUITY INDEX F FTSE SMCAP ETF         922042 71 8  5080     55896SH         SOLE        0         0     0    55896
VANGUARD INDEX FDS           VALUE ETF              922908 74 4  3809     64784SH         SOLE        0         0     0    64784
VANGUARD INDEX FDS           MCAP VL IDXVIP         922908 51 2  3419     58130SH         SOLE        0         0     0    58130
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF       922042 85 8  3027     67976SH         SOLE        0         0     0    67976
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF          921943 85 8  2764     78457SH         SOLE        0         0     0    78457
VANGUARD INDEX FDS           SMALL CP ETF           922908 75 1  2565     31703SH         SOLE        0         0     0    31703
VANGUARD BD INDEX FD INC     TOTAL BND MRKT         921937 83 5  2553     30385SH         SOLE        0         0     0    30385
ISHARES TR                   S&P CAL AMTFR MN       464288 35 6  2170     18823SH         SOLE        0         0     0    18823
ISHARES TR                   S&P NA NAT RES         464287 37 4  1547     40546SH         SOLE        0         0     0    40546
ISHARES TR                   RUSSELL1000GRW         464287 61 4  1516     23145SH         SOLE        0         0     0    23145
ISHARES TR                   RUSSELL1000VAL         464287 59 8  1481     20336SH         SOLE        0         0     0    20336
ISHARES TR                   MSCI EAFE INDEX        464287 46 5  1446     25424SH         SOLE        0         0     0    25424
SPDR SERIES TRUST            SHRT INTL ETF          78464A 33 4  1262     34440SH         SOLE        0         0     0    34440
VANGUARD INDEX FDS           MCAP GR IDXVIP         922908 53 8  1050     15311SH         SOLE        0         0     0    15311
PNC FINL SVCS GROUP INC      COM                    693475 10 5   933     16000SH         SOLE        0         0     0    16000
ISHARES TR                   RUSSELL MCP VL         464287 47 3   863     17186SH         SOLE        0         0     0    17186
MERCK & CO INC NEW           COM                    58933Y 10 5   788     19238SH         SOLE        0         0     0    19238
ISHARES TR                   RUSSELL MCP GR         464287 48 1   782     12460SH         SOLE        0         0     0    12460
ISHARES TR                   RUSSELL 2000           464287 65 5   745      8833SH         SOLE        0         0     0     8833
QUALCOMM INC                 COM                    747525 10 3   656     10597SH         SOLE        0         0     0    10597
ISHARES TR                   MSCI EMERG MKT         464287 23 4   617     13902SH         SOLE        0         0     0    13902
ISHARES TR                   DJ US REAL EST         464287 73 9   606      9378SH         SOLE        0         0     0     9378
HUDSON CITY BANCORP          COM                    443683 10 7   521     64120SH         SOLE        0         0     0    64120
EMERSON ELEC CO              COM                    291011 10 4   478      9027SH         SOLE        0         0     0     9027
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER         494550 10 6   439      5500SH         SOLE        0         0     0     5500
ISHARES TR                   RUSSELL 1000           464287 62 2   432      5463SH         SOLE        0         0     0     5463
CONOCOPHILLIPS               COM                    20825C 10 4   427      7358SH         SOLE        0         0     0     7358
HOME DEPOT INC               COM                    437076 10 2   376      6074SH         SOLE        0         0     0     6074
LINN ENERGY LLC              UNIT LTD LIAB          536020 10 0   366     10400SH         SOLE        0         0     0    10400
APPLE INC                    COM                    037833 10 0   365       686SH         SOLE        0         0     0      686
ISHARES TR                   BARCLYS 3-7 YR         464288 66 1   333      2704SH         SOLE        0         0     0     2704
ISHARES TR                   INTL INFL LKD          46429B 77 0   302      5886SH         SOLE        0         0     0     5886
BAIDU INC                    SPON ADR REP A         056752 10 8   291      2906SH         SOLE        0         0     0     2906
BANK OF AMERICA CORPORATION  COM                    060505 10 4   282     24332SH         SOLE        0         0     0    24332
PHILIP MORRIS INTL INC       COM                    718172 10 9   281      3360SH         SOLE        0         0     0     3360
VANGUARD INDEX FDS           MID CAP ETF            922908 62 9   269      3268SH         SOLE        0         0     0     3268
WELLS FARGO & CO NEW         COM                    949746 10 1   265      7758SH         SOLE        0         0     0     7758
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN         29273R 10 9   258      6000SH         SOLE        0         0     0     6000
INTEGRA LIFESCIENCES HLDGS C COM NEW                457985 20 8   214      5496SH         SOLE        0         0     0     5496
OCCIDENTAL PETE CORP DEL     COM                    674599 10 5   204      2663SH         SOLE        0         0     0     2663
SPDR SERIES TRUST            NUVN CALI MUNI         78464A 44 1   201      8307SH         SOLE        0         0     0     8307
EATON VANCE CALIF MUN BD FD  COM                    27828A 10 0   163     13400SH         SOLE        0         0     0    13400